LEASE LIABILITY (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Lease liabilities [abstract]
Term of lease			3 years
Interest expense recognized lease liability	$ 65,476	$ 43,283